Investments (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Cost or Amortized Cost
Total	$ 201,419
Fair Value
Fair value of securities in a continuous unrealized loss position, Total	197,713
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	502
Due after one year through five years	11,623
Due after five years through ten years	86,566
Due after ten years	76,396
Total	175,087
Fair Value
Due in one year or less	501
Due after one year through five years	11,512
Due after five years through ten years	85,323
Due after ten years	74,400
Total Fair Value, Contractual maturity	171,736
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	26,332
Fair Value
Fair Value	$ 25,977
Other information
Percentage of securities with sub-prime exposure	7.70%
Residential mortgage-backed | Subprime mortgage collateral | Investment rated as investment grade | Credit concentration
Other information
Concentration percentage	26.40%
Residential mortgage-backed | Subprime mortgage collateral | Fixed income portfolio | Credit concentration
Other information
Concentration percentage	0.20%
Residential mortgage-backed | Subprime Mortgage Collateral and Total Unrealized Gains | Credit concentration
Other information
Concentration percentage	0.90%